COLONIAL GLOBAL EQUITY FUND       ANNUAL REPORT

OCTOBER 31, 1997











                    ---------------------------------
                     Not FDIC       May Lose Value
                      Insured      No Bank Guarantee
                    ---------------------------------

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                     COLONIAL GLOBAL EQUITY FUND HIGHLIGHTS
                      NOVEMBER 1, 1996 - OCTOBER 31, 1997


INVESTMENT OBJECTIVE: Colonial Global Equity Fund seeks long-term growth by investing primarily in global equities.

THE FUND IS DESIGNED TO OFFER:

     *   Opportunities for long-term growth of capital
     *   International investment exposure
     *   Global diversification to help reduce risk
     *   Experienced professional management

PORTFOLIO MANAGER COMMENTARY: "During the past year, generally favorable economic conditions worldwide provided the Fund with numerous opportunities to participate in strong earnings growth. We believe that these strong global market conditions should persist over the next six to twelve months."
                                                  -- Gita Rao & Nicolas Ghajar


                    COLONIAL GLOBAL EQUITY FUND PERFORMANCE

                                                CLASS A    CLASS B    CLASS C(1)

   Inception date                               6/8/92     6/8/92     8/1/97

   12-month distributions declared per share    $1.508     $1.443       -

   12-month total returns, assuming             18.92%     18.02%     (7.34)%
   reinvestment of all distributions
   and no sales charge or contingent
   deferred sales charge (CDSC)

   Net asset value per share on 10/31/97        $14.28     $14.13     $14.26


TOP FIVE HOLDINGS(2)                         TOP FIVE COUNTRIES(2)
(as of 10/31/97)                             (as of 10/31/97)
----------------                             ----------------

1. Bass PLC..............  1.6%               1. United States.........  25.0%
2. Rhone Poulenc.........  1.5%               2. United Kingdom........  10.8%
3. Nokia Corp............  1.5%               3. Germany...............  6.8%
4. Nestle AG.............  1.5%               4. Spain.................  5.2%
5. Bancaria de Espana....  1.5%               5. Japan.................  4.7%


(1) Class C share total returns are cumulative since inception on August 1, 1997.

(2) Holding and country breakdowns are calculated as a percent of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold these securities or invest in these countries in the future.
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                                       2

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                              PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS


I am pleased to present the annual report for Colonial
Global Equity Fund. This report reflects on the investment environment for the 12 months ended October
31, 1997 and on the performance of your Fund.

Both international and domestic stock markets were               [PHOTO]
generally strong during much of the period and the Fund's investment in stocks of established international and U.S. companies offered shareholders a way to participate in the global economic revival. Many of the world's economies are less mature than the U.S. economy and stronger growth prospects provide these international stocks with considerable opportunities for price gains. Investments in the U.S. market stand to benefit from attractive economic fundamentals, including low inflation, low interest rates, a stable currency and political stability. While many markets experienced price gains during the period, a currency crisis in Southeast Asia during the final months had a negative spillover effect on stock markets worldwide. During the "sorting out" period, the Fund's emphasis on fundamentally strong stocks in well-established markets served to stabilize returns and shield investors from much of this volatility.

In addition to providing attractive growth prospects, a global fund offers an opportunity to diversify your core portfolio by adding international investments. World stock markets do not tend to move in step with the domestic stock market, and many international markets have historically outperformed the U.S. market. Looking ahead, economic growth prospects worldwide remain attractive.

The following report will provide you with specific information on your Fund's performance as well as an in-depth report from your portfolio manager. Thank you for giving us the opportunity to serve your investment needs.

Respectfully,

/s/ Harold W. Cogger
Harold W. Cogger
President
December 10, 1997

Because market conditions change frequently, there can be no assurance that the trends described will continue.
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                                       3

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                          PORTFOLIO MANAGEMENT REPORT

GITA RAO is Portfolio Manager of Colonial Global Equity Fund and is vice president of Colonial Management Associates, Inc. NICOLAS GHAJAR is Associate Portfolio Manager of the Fund. What follows is a discussion of the Fund's performance for the year ended October 31, 1997.

FAVORABLE ECONOMIC CONDITIONS RESULTED IN A STRONG GLOBAL MARKET CYCLE

Low inflation, stable interest rates worldwide and good economic growth, particularly in the U.S., Europe and Latin America, combined to support attractive levels of earnings growth. Certain countries had declining currencies which benefited export-oriented companies. These companies were able to improve their price competitiveness and maintain their earnings growth.

The currency crisis in Southeast Asia had a minimal impact on the Fund's holdings. The majority of the Fund's assets are invested in the U.S. and Europe, regions which derive only a small percentage of their Gross Domestic Product
(GDP) from trade with Southeast Asia. More significantly affected by the crisis were Japanese companies who have invested heavily in developing Asian nations. Because the Fund has a relatively small proportion of its assets invested in Japan, the Fund's net asset value was protected during the recent crisis.

ATTRACTIVE OPPORTUNITIES IN EUROPE, SCANDINAVIA AND THE FAR EAST

Many European countries were experiencing an economic surge during the period. Auto manufacturers, specialty chemical producers and industrial equipment manufacturers enjoyed strong local and export demand for their products. For example, Stork N.V., a Dutch manufacturer of specialty chemicals and industrial textile machinery, performed very well. The company benefited from the German economic recovery as well as from strong export demand from the U.S. We bought our holding in June 1996 and then sold it in October 1997 as the stock became more expensive relative to other stocks in its industry. However, over the holding period the stock outperformed the Amsterdam mid-cap index by 6%.

In Scandinavia, the telecommunications sector was robust and offered a number of attractively valued stocks. We purchased a significant position in Nokia, a Finnish manufacturer of cellular phones, in mid January 1997. We believed this stock would generate attractive earnings growth based on its well-recognized name, good product strategy, strong European market share and aggressive entry into high growth emerging markets. To date, Nokia has outperformed the local Finnish stock index by over 16%.
--------------------------------------------------------------------------------

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In Japan, defensive stocks such as pharmaceuticals and non-export oriented manufacturers held up well. While the performance of many Japanese stocks has been hampered by the Asian currency crisis, we believe the fundamentals of many of these companies remain strong.

FUND PERFORMANCE REFLECTS OVERALL GLOBAL STRENGTH

For the 12-month period, the Fund generated a total return of 18.92% for Class A shares, based on net asset value, comparing favorably to the Morgan Stanley Capital International World (GDP) Index with a price return of 14.76%. Shareholders benefited from the Fund's large exposure to a strong U.S. stock market, a lack of exposure to Southeast Asian companies, a smaller position in Japanese stocks than the Index and significant holdings of export-oriented stocks in countries with weaker currencies.

GLOBAL MARKETS SHOULD CONTINUE TO OFFER ATTRACTIVE VALUES

We expect that many countries will participate in the global economic revival, generating strong earnings growth over the next six to twelve months. However, some economies, including the U.S., are in the late stages of their economic cycle. The European economies are converging at the same stage in their cycles. This places greater importance on identifying attractively valued industries and stocks once countries are selected. In the months ahead, we are confident that we will have many opportunities to find attractively priced stocks offering good long-term earnings growth potential.
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                                       5

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            COLONIAL GLOBAL EQUITY FUND'S INVESTMENT PERFORMANCE VS.
           THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD (GDP) INDEX
               Change in Value of $10,000 from 6/30/92 - 10/31/97

                                 CLASS A SHARES
                              Based on NAV and POP

CEGF CLASS A SHARES

                                                            MSCI WORLD
  AS OF DATE            NAV               POP           (GDP WEIGHTED) INDEX
   6/30/92               10000              9425              $10,000
   7/31/92            10080.81          9501.161               $9,888
   8/31/92            9868.687          9301.237              $10,095
   9/30/92            9747.475          9186.995               $9,845
   10/31/92           9434.344          8891.869               $9,596
   11/30/92           9505.051          8958.511               $9,700
   12/31/92           9690.426          9133.227               $9,725
   1/31/93            9946.245          9374.336               $9,802
   2/28/93            10069.04          9490.068              $10,060
   3/31/93            10539.75           9933.71              $10,555
   4/30/93            10754.63          10136.24              $11,097
   5/31/93            11010.45          10377.35              $11,286
   6/30/93            10733.58           10116.4              $11,147
   7/31/93            10960.86          10330.61              $11,335
   8/31/93            11745.99          11070.59              $11,988
   9/30/93            11756.32          11080.33              $11,751
   10/31/93           12145.88          11450.32              $12,040
   11/30/93           11973.26           11284.8              $11,359
   12/31/93           13101.27          12347.94              $11,913
   1/31/94             13685.4          12898.49              $12,649
   2/28/94            13257.73          12495.41              $12,455
   3/31/94            12704.89          11974.36              $12,137
   4/30/94            12861.35          12121.83              $12,572
   5/31/94            12746.61          12013.68              $12,429
   6/30/94            12567.44          11844.81              $12,274
   7/31/94            13008.77          12260.77              $12,593
   8/31/94            13418.58          12647.01              $12,901
   9/30/94            13124.36          12369.71              $12,514
   10/31/94           13334.52          12567.78              $12,824
   11/30/94           12767.09          12032.98              $12,276
   12/31/94           12889.25          12148.11              $12,384
   1/31/95            12509.81           11790.5              $12,273
   2/28/95            12923.74          12180.62              $12,443
   3/31/95            13211.19          12451.54              $12,898
   4/30/95            13613.62          12830.83              $13,379
   5/31/95            13878.07          13080.08              $13,489
   6/30/95            14095.25          13284.77              $13,512
   7/31/95            15045.75          14180.62              $14,221
   8/31/95            14767.55          13918.42              $13,811
   9/30/95            14767.55          13918.42              $14,097
   10/31/95            14431.4           13601.6              $13,808
   11/30/95           14663.23           13820.1              $14,191
   12/31/95           15009.89          14146.82              $14,633
   1/31/96            15502.02          14610.65              $14,925
   2/29/96            15649.66           14749.8              $14,983
   3/31/96            15883.42          14970.12              $15,147
   4/30/96            16350.94          15410.76              $15,518
   5/31/96            16486.28          15538.31              $15,495
   6/30/96            16388.07          15445.76              $15,572
   7/31/96            15819.56          14909.93              $15,026
   8/31/96            16116.17           15189.5              $15,124
   9/30/96            16536.38          15585.54              $15,663
   10/31/96           16610.54          15655.43              $15,697
   11/30/96            17525.1          16517.41              $16,534
   12/31/96            17865.7          16838.42              $16,315
   1/31/97            18044.91          17007.32              $16,496
   2/28/97            18155.19          17111.26              $16,583
   3/31/97            17934.62          16903.38              $16,469
   4/30/97            18279.25           17228.2              $16,800
   5/31/97            19258.01          18150.67              $17,696
   6/30/97            20237.48          19073.82              $18,618
   7/31/97            21288.77          20064.67              $19,384
   8/31/97            19711.83           18578.4              $18,065
   9/31/97            21025.95          19816.96              $19,126
   10/31/97           19753.33          18617.51              $18,014


                                 CLASS B SHARES
                         Based on NAV and Maximum CDSC

CEGF CLASS B SHARES

                                                            MSCI WORLD
  AS OF DATE            NAV               POP           (GDP WEIGHTED) INDEX
   6/30/92               10000             10000              $10,000
   7/31/92            10080.89          10080.89               $9,888
   8/31/92            9868.554          9868.554              $10,095
   9/30/92            9726.997          9726.997               $9,845
   10/31/92           9413.549          9413.549               $9,596
   11/30/92           9484.327          9484.327               $9,700
   12/31/92           9646.364          9646.364               $9,725
   1/31/93            9891.093          9891.093               $9,802
   2/28/93            10013.46          10013.46              $10,060
   3/31/93            10472.32          10472.32              $10,555
   4/30/93            10676.26          10676.26              $11,097
   5/31/93            10920.99          10920.99              $11,286
   6/30/93            10646.48          10646.48              $11,147
   7/31/93            10872.12          10872.12              $11,335
   8/31/93            11641.38          11641.38              $11,988
   9/30/93            11641.38          11641.38              $11,751
   10/31/93           12020.88          12020.88              $12,040
   11/30/93           11846.51          11846.51              $11,359
   12/31/93           12956.45          12956.45              $11,913
   1/31/94            13513.94          13513.94              $12,649
   2/28/94            13080.34          13080.34              $12,455
   3/31/94            12522.85          12522.85              $12,137
   4/30/94            12677.71          12677.71              $12,572
   5/31/94             12543.5           12543.5              $12,429
   6/30/94            12363.13          12363.13              $12,274
   7/31/94            12788.01          12788.01              $12,593
   8/31/94            13192.17          13192.17              $12,901
   9/30/94            12891.64          12891.64              $12,514
   10/31/94           13088.54          13088.54              $12,824
   11/30/94           12528.94          12528.94              $12,276
   12/31/94           12631.88          12631.88              $12,384
   1/31/95            12259.02          12259.02              $12,273
   2/28/95            12665.77          12665.77              $12,443
   3/31/95            12936.94          12936.94              $12,898
   4/30/95            13321.09          13321.09              $13,379
   5/31/95            13558.36          13558.36              $13,489
   6/30/95             13765.7           13765.7              $13,512
   7/31/95            14684.93          14684.93              $14,221
   8/31/95            14401.21          14401.21              $13,811
   9/30/95            14401.21          14401.21              $14,097
   10/31/95           14060.76          14060.76              $13,808
   11/30/95           14276.38          14276.38              $14,191
   12/31/95           14604.74          14604.74              $14,633
   1/31/96            15072.77          15072.77              $14,925
   2/29/96            15216.77          15216.77              $14,983
   3/31/96            15420.78          15420.78              $15,147
   4/30/96            15840.81          15840.81              $15,518
   5/31/96            15972.81          15972.81              $15,495
   6/30/96            15855.36          15855.36              $15,572
   7/31/96            15302.82          15302.82              $15,026
   8/31/96            15579.09          15579.09              $15,124
   9/30/96            15975.48          15975.48              $15,663
   10/31/96           16035.53          16035.53              $15,697
   11/30/96           16912.38          16912.38              $16,534
   12/31/96           17237.25          17237.25              $16,315
   1/31/97            17384.58          17384.58              $16,496
   2/28/97            17478.33          17478.33              $16,583
   3/31/97            17264.04          17264.04              $16,469
   4/30/97            17572.08          17572.08              $16,800
   5/31/97            18509.62          18509.62              $17,696
   6/30/97            19433.76          19433.76              $18,618
   7/31/97            20424.87          20424.87              $19,384
   8/31/97            18898.03          18898.03              $18,065
   9/30/97               20157             20157              $19,126
   10/31/97           18924.81          18824.81              $18,014




The Morgan Stanley Capital International World (GDP) Index is an unmanaged index that tracks the performance of global stocks. Unlike mutual funds, an index does not incur fees or charges, and it is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURNS
                    As of 9/30/97 (Most Recent Quarter End)

--------------------------------------------------------------------------------
                    CLASS A SHARES   CLASS B SHARES   CLASS C SHARES(1)
INCEPTION               6/8/92           6/8/92            8/1/97
                     NAV     POP      NAV     w/CDSC    NAV    w/CDSC
--------------------------------------------------------------------------------
1 YEAR              27.15%  19.84%   26.17%   21.17%     -        -
--------------------------------------------------------------------------------
5 YEARS             16.62%  15.25%   15.69%   15.46%     -        -
--------------------------------------------------------------------------------
SINCE INCEPTION     14.78%  13.51%   13.85%   13.75%  (1.23)%  (2.22)%
--------------------------------------------------------------------------------

(1) Class C share total returns are cumulative since inception on August 1, 1997.

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. NAV returns do not include sales charges or CDSC. Public offering price (POP) returns include the maximum sales charge of 5.75% for Class A shares. The CDSC returns reflect the maximum charges of 5% for one year, 2% for five years and 1% since inception for Class B shares and 1% since inception for Class C shares. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.
--------------------------------------------------------------------------------

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
                              INVESTMENT PORTFOLIO
                        OCTOBER 31, 1997 (IN THOUSANDS)

COMMON STOCKS - 88.3%                             COUNTRY  SHARES          VALUE
---------------------------------------------------------------------------------
CONSTRUCTION - 0.8%
  BUILDING CONSTRUCTION
  Centex Corp.                                                 15          $ 889
                                                                   --------------

 .................................................................................
FINANCE, INSURANCE & REAL ESTATE - 17.1%
  DEPOSITORY INSTITUTIONS - 7.6%
  Banca Popolare di Milano (BPM)                  It          147            808
  Barclays PLC                                    UK           42          1,049
  Commerzbank AG                                  G            15            503
  Corporacion Bancaria de Espana SA               Sp           29          1,632
  Development Bank of Singapore Ltd.              Si           35            327
  First American Corp.                                         19            884
  HSBC Holdings PLC                               HK           20            448
  Sparbanken Sverige AB                           Sw           50          1,132
  Storebrand ASA (a)                              No           72            533
  Westpac Banking Corp.                           Au          160            931
                                                                   --------------
                                                                           8,247
                                                                   --------------

  HOLDING COMPANIES - 0.7%
  HSBC Holdings PLC                               UK           34            797
                                                                   --------------

  INSURANCE CARRIERS - 4.6%
  AXA                                             Fr           14            975
  Cigna Corp.                                                   5            807
  International Nederlanden Groep                 Ne           26          1,094
  Mercury General Corp.                                        13            552
  Old Republic International Corp.                             22            797
  Torchmark Corp.                                              21            841
                                                                   --------------
                                                                           5,066
                                                                   --------------

  INVESTMENT COMPANIES - 3.4%
  Chile Fund, Inc.                                Ch           45          1,022
  First Australia Fund, Inc.                      Au           58            433
  First Philippine Fund, Inc.                     Ph           41            347
  Irish Investment Fund, Inc.                     Ir           46            731
  Southern Africa Fund, Inc.                      SA           25            395
  Templeton Dragon Fund, Inc. (b)                              63            806
                                                                   --------------
                                                                           3,734
                                                                   --------------

  REAL ESTATE - 0.8%
  Cheung Kong (Holdings) Ltd.                     HK           64            445
  New World Development Co., Ltd.                 HK          116            408
                                                                   --------------
                                                                             853
                                                                   --------------

                     Investment Portfolio/October 31, 1997
---------------------------------------------------------------------------------
COMMON STOCKS - CONT.                             COUNTRY  SHARES          VALUE
---------------------------------------------------------------------------------
MANUFACTURING - 37.9%
  CHEMICALS & ALLIED PRODUCTS - 9.0%
  Akzo Nobel NV                                   Ne            5          $ 950
  BASF AG                                         G            22            737
  Clorox Co.                                                   16          1,106
  Hoechst AG                                      G            16            601
  Merck & Co., Inc.                                            10            919
  Merck KGaA                                      G            13            467
  Rhone-Poulenc                                   Fr           39          1,678
  Roche Holding AG Genusscheine                   Sz          (c)          1,275
  Schering-Plough Corp.                                        22          1,217
  Yamanouchi Pharmaceutical Co., Ltd.             Ja           37            911
                                                                   --------------
                                                                           9,861
                                                                   --------------

  COMMUNICATIONS EQUIPMENT - 3.6%
  Philips Electronics NV                          Ne           12            922
  Racal Electronic PLC                            UK          304          1,124
  Sony Corp.                                      Ja            5            415
  Telefonakteibolaget LM Ericsson                 Sw           34          1,482
                                                                   --------------
                                                                           3,943
                                                                   --------------

  ELECTRICAL INDUSTRIAL EQUIPMENT - 0.5%
  General Electric Co.                                          9            568
                                                                   --------------

  FABRICATED METAL - 0.7%
  Compagnie Generale d'Industrie
   et de Participations                           Fr            2            727
                                                                   --------------

  FOOD & KINDRED PRODUCTS - 5.6%
  Associated British Foods PLC                    UK          126          1,012
  Bass PLC                                        UK          127          1,760
  Fraser & Neave Ltd.                             Si           40            203
  Grupo Industrial Maseca (a)                     Mx          492            473
  Nestle AG                                       Sz            1          1,636
  Unilever NV                                     Ne           19            990
                                                                   --------------
                                                                           6,074
                                                                   --------------

  HOUSEHOLD APPLIANCES - 0.5%
  Electrolux AB, Series B                         Sw            7            562
                                                                   --------------

  MACHINERY & COMPUTER EQUIPMENT - 2.3%
  Cummins Engine Co., Inc.                                     10            628
  Fujitsu Ltd.                                    Ja           69            757
  Hitachi Ltd.                                    Ja           54            415
  Sanyo Electric Co.                              Ja          221            735
                                                                   --------------
                                                                           2,535
                                                                   --------------

                     Investment Portfolio/October 31, 1997
---------------------------------------------------------------------------------

  MEASURING & ANALYZING INSTRUMENTS - 0.9%
  Fuji Photo Film Co., Ltd.                       Ja           26          $ 943
                                                                   --------------

  PAPER PRODUCTS - 0.7%
  Aracruz Celulose SA ADR                         Bz           26            390
  Carter Holt Harvey Ltd.                         NZ          190            331
                                                                   --------------
                                                                             721
                                                                   --------------

  PETROLEUM REFINING - 2.8%
  Amerada Hess Corp.                                           19          1,137
  Ashland, Inc.                                                15            730
  OMV Handels AG                                  Aus           8          1,137
                                                                   --------------
                                                                           3,004
                                                                   --------------

  PRIMARY METAL - 2.2%
  Acerinox SA                                     Sp            3            514
  ALFA SA de C.V.                                 Mx          126            913
  Thyssen AG                                      G             2            496
  USX-US Steel Group, Inc.                                     14            476
                                                                   --------------
                                                                           2,399
                                                                   --------------

  PRINTING & PUBLISHING - 0.7%
  Belo (A.H.) Corp.                                            17            801
                                                                   --------------

  RUBBER & PLASTIC - 1.7%
  Continental AG                                  G            30            713
  Cooper Tire & Rubber Co.                                     21            441
  Premark International, Inc.                                  26            700
                                                                   --------------
                                                                           1,854
                                                                   --------------

  STONE, CLAY, GLASS & CONCRETE - 0.7%
  Cemex SA de C.V.                                Mx          197            780
                                                                   --------------

  TOBACCO PRODUCTS - 2.4%
  B.A.T. Industries PLC                           UK          175          1,531
  Hanson Trust PLC                                UK          224          1,146
                                                                   --------------
                                                                           2,677
                                                                   --------------

  TRANSPORTATION EQUIPMENT - 3.6%
  Dana Corp.                                                   17            777
  Federal-Mogul Corp.                                          16            656
  Fiat Auto SPA Ord                               It          218            693
  General Dynamics Corp.                                        6            511
  MAN AG                                          G             1            421
  Volkswagen AG                                   G             1            827
                                                                   --------------
                                                                           3,885
                                                                   --------------

                     Investment Portfolio/October 31, 1997
---------------------------------------------------------------------------------
COMMON STOCKS - CONT.                             COUNTRY  SHARES          VALUE
---------------------------------------------------------------------------------
MINING & ENERGY - 2.3%
  OIL & GAS EXTRACTION - 1.4%
  Elf Gabon SA                                    Fr            1          $ 164
  Santos Ltd.                                     Au           85            390
  YPF Sociedad Anonima                            Ar           30            942
                                                                   --------------
                                                                           1,496
                                                                   --------------

  OIL & GAS FIELD SERVICES - 0.9%
  Petroleum Geo-Services A/S (a)                  No           14            980
                                                                   --------------

 .................................................................................
RETAIL TRADE - 6.1%
  APPAREL & ACCESSORY STORES - 0.7%
  Hennes & Mauritz AB                             Sw           20            796
                                                                   --------------

  FOOD STORES - 2.7%
  Safeway, Inc. (a)                                            19          1,075
  Tesco PLC                                       UK          165          1,318
  Vendex International NV                         Ne           10            545
                                                                   --------------
                                                                           2,938
                                                                   --------------

  GENERAL MERCHANDISE STORES - 1.4%
  Wal-Mart Stores, Inc.                                        45          1,567
                                                                   --------------

  MISCELLANEOUS RETAIL - 1.3%
  Imasco Ltd.                                     Ca           29            929
  Rite Aid Corp.                                                8            469
                                                                   --------------
                                                                           1,398
                                                                   --------------

 .................................................................................
SERVICES - 7.6%
  AMUSEMENT & RECREATION - 1.1%
  Ladbroke Group PLC                              UK          266          1,189
                                                                   --------------

  BUSINESS SERVICES - 0.6%
  Cerner Corp. (a)                                             29            698
                                                                   --------------

  COMPUTER SOFTWARE - 0.7%
  Sungard Data Systems, Inc. (a)                               32            756
                                                                   --------------

  HEALTH SERVICES - 3.3%
  Health Care & Retirement Corp. (a)                           30          1,123
  Novartis (Reg)                                  Sz            1          1,334
  Quorum Health Group, Inc. (a)                                47          1,139
                                                                   --------------
                                                                           3,596
                                                                   --------------

                     Investment Portfolio/October 31, 1997
---------------------------------------------------------------------------------

  OTHER SERVICES - 1.3%
  Linde AG                                        G             1          $ 512
  VEBA AG                                         G            15            855
                                                                   --------------
                                                                           1,367
                                                                   --------------

  PERSONAL SERVICES - 0.6%
  Service Corporation International                            22            676
                                                                   --------------

 .................................................................................
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 16.5%
  AIR TRANSPORTATION - 0.6%
  Lufthansa AG                                    G            40            689
                                                                   --------------

  COMMUNICATIONS - 12.3%
  British Telecommunications PLC                  UK          103            781
  Compuware Corp. (a)                                          14            906
  Deutsche Telekom AG (a)                         G            30            556
  Hong Kong Telecommunications Ltd.               HK          244            467
  Lucent Technologies, Inc.                                    13          1,080
  Nippon Telegraph & Telephone                    Ja          (c)            933
  Nokia AB                                        Fi           19          1,669
  Royal Koninklijke PTT Nederland NV              Ne           15            561
  Telecom Italia SPA                              It          209          1,308
  Telecomunicacoes Brasileiras SA ADR             Bz            8            810
  Telefonica de Argentina SA ADR                  Ar           30            830
  Telefonica de Espana                            Sp           42          1,143
  Telefonos de Mexico SA - Series A               Mx          497          1,077
  Telus Corp.                                     Ca           62          1,243
                                                                   --------------
                                                                          13,364
                                                                   --------------

  ELECTRIC, GAS & SANITARY SERVICES - 0.5%
  Enova Corp.                                                  22            535
                                                                   --------------

  ELECTRIC SERVICES - 2.6%
  Empresa Nacional De Electricidad                Sp           50            931
  Oesterreichische Elektrizitaetswirtschafts AG,
     Class A                                      Aus           7            532
  Union Electrica Fenosa SA                       Sp          145          1,378
                                                                   --------------
                                                                           2,841
                                                                   --------------

  GAS SERVICES - 0.5%
  NICOR, Inc.                                                  14            555
                                                                   --------------

  TOTAL INVESTMENTS (cost of $85,094)(d)                                  96,361
                                                                   --------------

                     Investment Portfolio/October 31, 1997
---------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS - 10.6%                            PAR          VALUE
---------------------------------------------------------------------------------
Repurchase agreement with Greenwich Capital Markets
Inc., dated 10/31/97, due 11/03/97 at 5.625%, collateralized by U.S. Treasury notes with various maturities to 2016,
market value $11,905 (repurchase proceeds $11,600)       $ 11,595       $ 11,595
                                                                   --------------

FORWARD CURRENCY CONTRACTS - 0.0% (e)                                         (2)
---------------------------------------------------------------------------------

OTHER ASSETS & LIABILITIES, NET - 1.1%                                     1,154
---------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                    $ 109,108
                                                                   ==============


NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) Non-income producing.
(b) This security is subject to the risks of the various countries in which the issuer is investing. (See notes to Financial Statements: Note 3. - Other.)
(c) Rounds to less than one.
(d) Cost for federal income tax purposes is the same.
(e) As of October 31, 1997, the Fund had entered into the following forward currency exchange contracts:

                                                                  Net Unrealized
                                                                   Appreciation
   Contracts          In Exchange         Settlement              (Depreciation)
  to Deliver             For               Date                      (U.S. $)
  ----------             ---               ----                      --------
  SP      73,996      US$    507          11/04/97                       1
  US$        163      FF     940          11/28/97                      (c)
  US$        376      FF   2,166          11/28/97                      (c)
  US$        868      NG   1,694          11/04/97                      (3)
                                                                   -------------
                                                                        (2)
                                                                   -------------

                     Investment Portfolio/October 31, 1997
--------------------------------------------------------------------------------

Summary of Securities by Country          Country        Value        % of Total
--------------------------------------------------------------------------------
United States                                            $ 26,015           27.0
United Kingdom                              UK             11,706           12.1
Germany                                     G               7,378            7.7
Spain                                       Sp              5,599            5.8
Japan                                       Ja              5,109            5.3
Netherlands                                 Ne              5,062            5.3
Switzerland                                 Sz              4,244            4.4
Sweden                                      Sw              3,972            4.1
France                                      Fr              3,544            3.7
Mexico                                      Mx              3,243            3.4
Italy                                       It              2,809            2.9
Canada                                      Ca              2,172            2.3
Argentina                                   Ar              1,771            1.8
Hong Kong                                   HK              1,769            1.8
Australia                                   Au              1,754            1.8
Austria                                    Aus              1,670            1.7
Finland                                     Fi              1,669            1.7
Norway                                      No              1,513            1.6
Brazil                                      Bz              1,200            1.2
Chile                                       Ch              1,022            1.1
Other                                                         806            0.8
Ireland                                     Ir                731            0.8
Singapore                                   Si                530            0.6
South Africa                                SA                395            0.4
Philippines                                 Ph                347            0.4
New Zealand                                 NZ                331            0.3
                                                       ----------- -------------
                                                         $ 96,361          100.0
                                                       ----------- -------------

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

     Acronym                                  Name
     -------                                  ----
       ADR                         American Depositary Receipt
       FF                                 French Francs
       NG                              Netherland Guilders
       SP                                Spanish Pesetas



See notes to financial statements.

                     STATEMENT OF ASSETS & LIABILITIES
                             OCTOBER 31, 1997

(in thousands except for per share amounts and footnotes)
ASSETS
Investments at value (cost $85,094)                                $ 96,361
Short-term obligations                                               11,595
                                                                 -----------
                                                                    107,956

Cash held in foreign banks (cost $338)                   $ 339
Receivable for:
  Investments sold                                       4,229
  Fund shares sold                                         578
  Dividends                                                102
  Foreign tax reclaims                                      69
  Interest                                                   2
Other                                                        3        5,322
                                                    -----------  -----------
    Total Assets                                                    113,278

LIABILITIES
Unrealized depreciation on forward
 currency contracts                                          2
Payable for:
  Investments purchased                                  3,957
  Fund shares repurchased                                  170
Accrued:
  Deferred Trustees fees                                     2
Other                                                       39
                                                    -----------
    Total Liabilities                                                 4,170
                                                                 -----------

NET ASSETS                                                         $109,108
                                                                 ===========

Net asset value & redemption price per share -
Class A ($35,181/2,464)                                            $  14.28
                                                                 ===========
Maximum offering price per share - Class A
($14.28/0.9425)                                                    $  15.15 (a)
                                                                 ===========
Net asset value & offering price per share -
Class B ($73,188/5,181)                                            $  14.13 (b)
                                                                 ===========
Net asset value & offering price per share -
Class C ($739/52)                                                  $  14.26 (b)
                                                                 ===========


(a) On sales of $50,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.



See notes to financial statements.

                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED OCTOBER 31, 1997


(in thousands)
INVESTMENT INCOME
Dividends                                                           $ 2,362
Interest                                                                448
                                                                 -----------
     Total investment income (net of nonrebatable
     foreign taxes withheld at source which
     amounted to $218)                                                2,810
EXPENSES
Management fee                                           $ 771
Service fee                                                253
Distribution fee - Class B                                 538
Distribution fee - Class C                                   1
Transfer agent                                             323
Bookkeeping fee                                             44
Trustees fee                                                14
Custodian fee                                               80
Audit fee                                                   33
Legal fee                                                    5
Registration fee                                            45
Reports to shareholders                                     10
Amortization of deferred
    organization expenses                                    5
Other                                                        9        2,131
                                                    -----------  -----------
       Net Investment Income                                            679
                                                                 -----------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
 Investments                                            11,744
 Foreign currency transactions                            (123)
                                                    -----------
      Net Realized Gain                                              11,621

Change in net unrealized appreciation
  during the period on:
 Investments                                             3,189
 Foreign currency transactions                             (a)
                                                    -----------
     Net Change in Unrealized Appreciation                            3,189
                                                                 -----------
          Net Gain                                                   14,810
                                                                 -----------
Increase in Net Assets from Operations                             $ 15,489
                                                                 ===========




(a) Rounds to less than one.
See notes to financial statements.

                    STATEMENT OF CHANGES IN NET ASSETS


(in thousands)                                       Year ended October 31
                                                    ------------------------
INCREASE (DECREASE) IN NET ASSETS                    1997 (A)       1996
Operations:
Net investment income                                    $ 679        $ 276
Net realized gain                                       11,621        9,011
Net unrealized appreciation                              3,189          881
                                                    -----------  -----------
    Net Increase from Operations                        15,489       10,168
Distributions:
From net investment income - Class A                      (131)        (105)
In excess of net investment income - Class A             ----           (37)
From net realized gains - Class A                       (2,143)        (618)
From net investment income - Class B                     ----          (133)
In excess of net investment income - Class B             ----           (46)
From net realized gains - Class B                       (6,988)      (3,141)
                                                    -----------  -----------
                                                         6,227        6,088
                                                    -----------  -----------
Fund Share Transactions:
Receipts for shares sold - Class A                      18,684        8,563
Value of distributions reinvested - Class A              2,135          713
Cost of shares repurchased - Class A                    (6,517)      (2,848)
                                                    -----------  -----------
                                                        14,302        6,428
                                                    -----------  -----------
Receipts for shares sold - Class B                      21,200       13,370
Value of distributions reinvested - Class B              6,378        3,088
Cost of shares repurchased - Class B                   (24,577)     (14,800)
                                                    -----------  -----------
                                                         3,001        1,658
                                                    -----------  -----------
Receipts for shares sold - Class C                         777         ----
Cost of shares repurchased - Class C                        (5)        ----
                                                    -----------  -----------
                                                           772         ----
                                                    -----------  -----------
    Net Increase from
        Fund Share Transactions                         18,075        8,086
                                                    -----------  -----------
        Total Increase                                  24,302       14,174

NET ASSETS
Beginning of period                                     84,806       70,632
                                                    -----------  -----------
End of period (including undistributed
  and net of overdistributed net investment
  income of $343 and $75, respectively)               $109,108     $ 84,806
                                                    ===========  ===========





(a) Class C shares were initially offered on August 1, 1997.

See notes to financial statements.

                    STATEMENT OF CHANGES IN NET ASSETS
                                (continued)
                                                     Year ended October 31
                                                    ------------------------
NUMBER OF FUND SHARES                                 1997 (A)       1996
Sold - Class A                                           1,339          658
Issued for distributions reinvested - Class A              168           59
Repurchased - Class A                                     (463)        (221)
                                                    -----------  -----------
                                                         1,044          496
                                                    -----------  -----------
Sold - Class B                                           1,523        1,042
Issued for distributions reinvested - Class B              509          257
Repurchased - Class B                                   (1,772)      (1,151)
                                                    -----------  -----------
                                                           260          148
                                                    -----------  -----------
Sold - Class C                                              52         ----
Repurchased - Class C                                       (b)        ----
                                                    -----------  -----------
                                                            52         ----
                                                    -----------  -----------





(a) Class C shares were initially offered on August 1, 1997.
(b) Rounds to less than one


See notes to financial statements.

                       NOTES TO FINANCIAL STATEMENTS
                           OCTOBER 31, 1997


NOTE 1. ACCOUNTING POLICIES
 ................................................................................
ORGANIZATION:  Colonial Global Equity Fund (the Fund), a series of
Colonial Trust III, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term growth by investing primarily in global equities. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B, and Class C. Class A shares are sold with a front-end sales charge and Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Effective August 1, 1997, the Fund began offering Class C shares which are subject to a contingent deferred sales charge on redemptions made within one year after purchase and a continuing distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class C distribution fees), and

                  Notes to Financial Statements/October 31, 1997
--------------------------------------------------------------------------------

realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class B and Class C net investment income per share data reflects the distribution fee applicable to Class B and Class C shares only.

Class B and Class C ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

DEFERRED ORGANIZATION EXPENSES:  The Fund incurred expenses of
$43,895 in connection with its organization, initial registration with the Securities and Exchange Commission and with various states, and the initial public offering of its shares. These expenses were deferred and were amortized on a straight-line basis over five years.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS: Net realized and unrealized gains (losses) on foreign currency transactions includes gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency, and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

                  Notes to Financial Statements/October 31, 1997
--------------------------------------------------------------------------------
NOTE 1. ACCOUNTING POLICIES - CONT.
 ................................................................................
FORWARD CURRENCY CONTRACTS: The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities.
The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER: Corporate actions are recorded on ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES
 ................................................................................
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.95% annually of the Fund's average net assets. Prior to September 30, 1997, the monthly fee was 0.75% annually of the Fund's average net assets.

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.25% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

                 Notes to Financial Statements/October 31, 1997
--------------------------------------------------------------------------------

Effective October 1, 1997 and continuing through September 1998, the
Transfer Agent fee will be reduced by .0012% in cumulative monthly increments, resulting in a decrease in the fee from 0.25% to 0.236% annually.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:  Liberty
Finanical Investments, Inc., formerly Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. For the year ended October 31, 1997, the Fund has been advised that the Distributor retained net underwriting discounts of $15,623 on sales of the Fund's Class A shares and received contingent deferred sales charges
(CDSC) of $113,537 and none on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: The Adviser has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.40% annually of the Fund's average net assets.

For the year ended October 31, 1997, the Fund's operating expenses did not exceed the 1.40% expense limit.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3.  PORTFOLIO INFORMATION
 ................................................................................
INVESTMENT ACTIVITY: For the year ended October 31, 1997, purchases and sales of investments, other than short-term obligations, were $86,483,630 and $81,778,675, respectively.

Unrealized appreciation (depreciation) at October 31, 1997, based on cost of investments for both financial statement and federal income tax purposes was:
              Gross unrealized appreciation                      $14,974,600
              Gross unrealized depreciation                       (3,707,437)
                                                                -------------
                      Net unrealized appreciation                $11,267,163
                                                                =============

                 Notes to Financial Statements/October 31, 1997
--------------------------------------------------------------------------------
NOTE 3.  PORTFOLIO INFORMATION - CONT.
 ................................................................................
OTHER: There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. LINE OF CREDIT
--------------------------------------------------------------------------------
The Fund may borrow up to 10% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR
offshore loan rate plus 1/2 of 1%.   There were no borrowings under the line
of credit during the year ended October 31, 1997.

NOTE 5. RESULTS OF SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------
On September 30, 1997, a Special Meeting of Shareholders of the Fund was held to approve a new management agreement, and to ratify the selection of Price Waterhouse LLP as independent accountants for the fiscal year ending October 31, 1998. On July 14, 1997, the record date for the Meeting, the Fund had outstanding 7,415,827 shares of beneficial interest. The votes cast at the Meeting were as follows:

Approval of a new management agreement for the Fund:

                                              AUTHORITY
                  FOR          AGAINST        WITHHELD
                  ---          -------        --------
               3,001,760       989,377        476,257

Ratification of the selection of Price Waterhouse LLP:

                                              AUTHORITY
                  FOR          AGAINST        WITHHELD
                  ---          -------        --------
               3,902,129       113,755        451,510


NOTE 6. COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
At October 31, 1997, net assets consisted of:
Capital paid in                                                     $ 85,786
Undistributed net investment income                                      343
Accumulated net realized gain                                         11,722
Net unrealized appreciation (depreciation) on:
  Investments                                                         11,267
  Foreign currency transactions                                          (10)
                                                                -------------
                                                                   $ 109,108
                                                                =============

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:


                                      Year ended October 31
                                  --------------------------------------
                                                  1997
                                   Class A       Class B       Class C  (a)
                                  ----------    ----------    ----------
Net asset value -
 Beginning of period               $ 13.440      $ 13.350      $ 15.390
                                  ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)       0.169         0.065        (0.025)
Net realized and
 unrealized gain (loss)(b)            2.179         2.158        (1.105)(c)
                                  ----------    ----------    ----------
   Total from Investment
      Operations                      2.348         2.223        (1.130)
                                  ----------    ----------    ----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income           (0.065)        ----          ----
From net realized gains              (1.443)       (1.443)        ----
                                  ----------    ----------    ----------
   Total Distributions Declared
     to Shareholders                 (1.508)       (1.443)        ----
                                  ----------    ----------    ----------
Net asset value -
 End of period                     $ 14.280      $ 14.130      $ 14.260
                                  ==========    ==========    ==========
Total return (d)                     18.92%        18.02%       (7.34)%(e)
                                  ==========    ==========    ==========

RATIOS TO AVERAGE NET ASSETS:
Expenses (f)                          1.58%         2.33%         2.44%(g)
Net investment income (f)             1.22%         0.47%        (0.68)%(g)
Portfolio turnover                     90%           90%           90%
Average commission rate (h)        $ 0.0250      $ 0.0250      $ 0.0250
Net assets at end
 of period (000)                   $ 35,181      $ 73,188      $    739

(a) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g) Annualized.
(h) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                          Year ended October 31
                              ----------------------------------------------
                                       1996                    1995
                               Class A     Class B     Class A      Class B
                              ---------   ---------   ---------    ---------
Net asset value -
   Beginning of period        $ 12.450    $ 12.390    $ 12.690     $ 12.630
                              ---------   ---------   ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(b)     0.123       0.027       0.167        0.076
Net realized and unrealized
gains (b)                        1.664       1.634       0.735        0.735
                              ---------   ---------   ---------    ---------
   Total from Investment
      Operations                 1.787       1.661       0.902        0.811
                              ---------   ---------   ---------    ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income      (0.098)     (0.027)     (0.198)      (0.107)
In excess of net
   investment income            (0.035)     (0.010)       ---          ---
From net realized gains         (0.664)     (0.664)     (0.944)      (0.944)
                              ---------   ---------   ---------    ---------
  Total Distributions Declared
   to Shareholders              (0.797)     (0.701)     (1.142)      (1.051)
                              ---------   ---------   ---------    ---------
Net asset value -
   End of period              $ 13.440    $ 13.350    $ 12.450     $ 12.390
                              =========   =========   =========    =========
Total return (c)                15.10%      14.04%       8.23%(d)     7.43%(d)
                              =========   =========   =========    =========
RATIOS TO AVERAGE NET ASSETS
Operating Expenses               1.58%(e)    2.33%(e)    1.36%(e)     2.11%(e)
Interest expense                  ---         ---         ---          ---
Fees and expenses waived or
   borne by the Adviser           ---         ---        0.26%(e)     0.26%(e)
Net investment income            0.96%(e)    0.21%(e)    1.40%(e)     0.65%(e)
Portfolio turnover                125%        125%         74%          74%
Average commission rate (f)   $ 0.0261    $ 0.0261        ---          ---
Net assets at end
of period (000)               $ 19,092    $ 65,714    $ 11,501     $ 59,131

(a) Net of fees and expenses waived or borne by the Adviser which amounted to:
                                  ---         ---     $  0.031     $  0.031
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

                         Year ended October 31
                 -----------------------------------------------
                        1994                      1993
                 Class A     Class B      Class A      Class B
                 ---------   ---------    ---------    ---------

                 $ 11.760    $ 11.720      $ 9.340      $ 9.310
                 ---------   ---------    ---------    ---------

                    0.170       0.077        0.182        0.104

                    0.969       0.959        2.461        2.447
                 ---------   ---------    ---------    ---------

                    1.139       1.036        2.643        2.551
                 ---------   ---------    ---------    ---------

                   (0.166)     (0.083)      (0.223)      (0.141)

                     ---         ---          ---          ---
                   (0.043)     (0.043)        ---          ---
                 ---------   ---------    ---------    ---------

                   (0.209)     (0.126)      (0.223)      (0.141)
                 ---------   ---------    ---------    ---------

                 $ 12.690    $ 12.630     $ 11.760     $ 11.720
                 =========   =========    =========    =========
                     9.76(d)     8.88(d)     28.77(d)     27.70%(d)
                 =========   =========    =========    =========

                    1.25%       2.00%        1.25%        2.00%
                     ---         ---         0.01%        0.01%

                    0.36%       0.36%        0.51%        0.51%
                    1.38%       0.63%        1.75%        1.00%
                      52%         52%          58%          58%
                     ---         ---          ---          ---

                 $ 10,525    $ 63,139     $  1,769     $ 40,837


                 $ 0.045     $  0.045     $  0.053     $  0.053




----------------------------------------------------------------------------
Federal Income Tax Information (unaudited)
42% of the ordinary income distributed by the Fund in the year ended
October 31, 1997 qualifies for the corporate dividends received deduction.
----------------------------------------------------------------------------

                        REPORT OF INDEPENDENT ACCOUNTANTS

 TO THE TRUSTEES OF COLONIAL TRUST III AND THE SHAREHOLDERS OF
   COLONIAL GLOBAL EQUITY FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Global Equity Fund (a series of Colonial Trust III) at October 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at October 31, 1997 by correspondence with the custodian and brokers provide a reasonable basis for the opinion expressed above.





PRICE WATERHOUSE LLP
Boston, Massachusetts
December 10, 1997

IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Global Equity Fund is:

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611




Colonial Global Equity Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.


This report has been prepared for shareholders of Colonial Global Equity Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund.

--------------------------------------------------------------------------------
                                    TRUSTEES

ROBERT J. BIRNBAUM
Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Retired (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board and Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Retired Partner, Peat Marwick Main & Co. (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation




[LOGO] LIBERTY FINANCIAL INVESTMENTS, INC. (Copyright) 1997

       Distributor for Colonial Funds, Stein Roe Advisor Funds and Newport Funds One Financial Center, Boston, MA 02111-2621

                                                       GE-02/317E-1097 M (12/97)
--------------------------------------------------------------------------------